LVIP SSGA Mid-Cap Index Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.98%
Aerospace & Defense–1.00%
†Axon Enterprise	33,533	$ 3,041,443
Curtiss-Wright	22,137	2,064,497
Hexcel	44,337	1,487,506
†Mercury Systems	29,639	2,295,837
		8,889,283
Air Freight & Logistics–0.46%
†XPO Logistics	48,788	4,130,392
		4,130,392
Airlines–0.18%
†JetBlue Airways	143,246	1,622,977
		1,622,977
Auto Components–1.44%
†Adient	50,662	877,972
Dana	77,613	956,192
†Delphi Technologies	46,404	775,411
†Fox Factory Holding	22,200	1,650,126
Gentex	130,774	3,367,430
Goodyear Tire & Rubber	125,091	959,448
Lear	29,120	3,175,536
†Visteon	14,957	1,035,324
		12,797,439
Automobiles–0.54%
Harley-Davidson	81,702	2,004,967
Thor Industries	29,460	2,806,360
		4,811,327
Banks–5.23%
Associated Banc-Corp	82,556	1,041,857
BancorpSouth Bank	52,195	1,011,539
Bank of Hawaii	21,479	1,085,119
Bank OZK	64,947	1,384,670
Cathay General Bancorp	40,592	880,035
CIT Group	52,872	936,363
Commerce Bancshares	53,587	3,016,412
Cullen/Frost Bankers	29,626	1,894,583
East West Bancorp	75,502	2,471,935
First Financial Bankshares	75,517	2,107,679
First Horizon National	295,292	2,784,603
FNB	173,604	1,177,035
Fulton Financial	86,922	810,982
Glacier Bancorp	51,098	1,637,691
Hancock Whitney	46,336	871,580
Home BancShares	80,491	1,220,244
International Bancshares	29,885	778,803
PacWest Bancorp	62,611	1,069,396
Pinnacle Financial Partners	40,630	1,446,022
Prosperity Bancshares	49,286	2,554,493
Signature Bank	28,588	2,372,518
Sterling Bancorp	104,477	1,099,098
Synovus Financial	78,217	1,655,854
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
TCF Financial	80,844	$ 1,888,516
†Texas Capital Bancshares	27,121	844,277
Trustmark	34,044	728,882
UMB Financial	22,789	1,116,889
Umpqua Holdings	118,388	1,257,281
United Bankshares	69,729	1,497,082
Valley National Bancorp	216,951	1,486,114
Webster Financial	47,804	1,262,504
Wintrust Financial	30,518	1,222,246
		46,612,302
Beverages–0.48%
†Boston Beer Class A	4,859	4,292,246
		4,292,246
Biotechnology–1.35%
†Arrowhead Pharmaceuticals	54,058	2,327,738
†Emergent BioSolutions	23,774	2,456,567
†Exelixis	165,368	4,043,248
†Ligand Pharmaceuticals	8,642	823,755
†United Therapeutics	23,806	2,404,406
		12,055,714
Building Products–1.74%
†Builders FirstSource	61,968	2,021,396
Lennox International	18,602	5,071,091
Owens Corning	57,704	3,970,612
†Trex	61,824	4,426,599
		15,489,698
Capital Markets–2.50%
Affiliated Managers Group	24,702	1,689,123
Eaton Vance	60,578	2,311,051
Evercore Class A	21,776	1,425,457
FactSet Research Systems	20,287	6,793,710
Federated Hermes	50,356	1,083,158
Interactive Brokers Group Class A	42,379	2,048,177
Janus Henderson Group	80,011	1,737,839
SEI Investments	65,058	3,299,742
Stifel Financial	36,401	1,840,434
		22,228,691
Chemicals–2.56%
Ashland Global Holdings	29,149	2,067,247
Avient	48,455	1,282,119
Cabot	30,348	1,093,438
Chemours	87,237	1,824,126
†Ingevity	22,143	1,094,750
Minerals Technologies	18,365	938,452
NewMarket	3,867	1,323,752
Olin	73,919	915,117
RPM International	69,424	5,751,084
Scotts Miracle-Gro	21,744	3,324,875
LVIP SSGA Mid-Cap Index Fund–1

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Sensient Technologies	22,719	$ 1,311,795
Valvoline	98,331	1,872,222
		22,798,977
Commercial Services & Supplies–2.06%
Brink's	27,109	1,113,909
†Clean Harbors	27,134	1,520,318
Healthcare Services Group	40,038	862,018
Herman Miller	31,629	953,931
HNI	22,909	718,884
†IAA	71,650	3,730,815
KAR Auction Services	69,467	1,000,325
MSA Safety	19,365	2,598,202
†Stericycle	48,802	3,077,454
Tetra Tech	28,739	2,744,575
		18,320,431
Communications Equipment–1.04%
†Ciena	82,050	3,256,565
InterDigital	16,484	940,577
†Lumentum Holdings	39,980	3,003,697
†NetScout Systems	39,034	852,112
†ViaSat	34,446	1,184,598
		9,237,549
Construction & Engineering–1.09%
†AECOM	85,478	3,576,399
†Dycom Industries	17,030	899,525
EMCOR Group	29,146	1,973,476
Fluor	64,835	571,196
†MasTec	29,722	1,254,268
Valmont Industries	11,453	1,422,234
		9,697,098
Construction Materials–0.21%
Eagle Materials	22,109	1,908,449
		1,908,449
Consumer Finance–0.56%
FirstCash	21,972	1,257,018
†LendingTree	4,126	1,266,228
Navient	104,481	882,865
SLM	199,058	1,610,379
		5,016,490
Containers & Packaging–1.08%
AptarGroup	34,291	3,881,741
Greif Class A	14,215	514,725
O-I Glass	84,177	891,434
Silgan Holdings	42,280	1,554,636
Sonoco Products	53,551	2,734,850
		9,577,386
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Distributors–0.80%
Pool	21,386	$ 7,154,472
		7,154,472
Diversified Consumer Services–1.22%
†Adtalem Global Education	27,831	682,973
Graham Holdings Class B	2,190	885,001
†Grand Canyon Education	25,230	2,016,886
H&R Block	103,500	1,686,015
Service Corp. International	94,181	3,972,554
Strategic Education	12,771	1,168,163
†WW International	25,034	472,392
		10,883,984
Diversified Financial Services–0.23%
Jefferies Financial Group	115,816	2,084,688
		2,084,688
Electric Utilities–1.17%
ALLETE	27,467	1,421,143
Hawaiian Electric Industries	57,985	1,927,421
IDACORP	26,822	2,143,078
OGE Energy	106,886	3,205,511
PNM Resources	42,295	1,748,052
		10,445,205
Electrical Equipment–2.58%
Acuity Brands	21,140	2,163,679
EnerSys	22,798	1,530,202
†Generac Holdings	33,506	6,488,102
Hubbell	28,957	3,962,476
nVent Electric	91,122	1,611,948
Regal Beloit	21,605	2,028,061
†Sunrun	67,860	5,229,970
		23,014,438
Electronic Equipment, Instruments & Components–3.71%
†Arrow Electronics	41,506	3,264,862
Avnet	53,052	1,370,864
Belden	23,983	746,351
Cognex	92,382	6,014,068
†Coherent	12,998	1,441,868
†II-VI	55,489	2,250,634
Jabil	72,019	2,467,371
Littelfuse	12,907	2,288,927
National Instruments	70,386	2,512,780
SYNNEX	21,978	3,078,239
†Trimble	133,631	6,507,830
Vishay Intertechnology	71,284	1,109,892
		33,053,686
Energy Equipment & Services–0.09%
†ChampionX	99,796	797,370
		797,370

LVIP SSGA Mid-Cap Index Fund–2

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment–0.18%
Cinemark Holdings	57,541	$ 575,410
World Wrestling Entertainment Class A	24,884	1,007,056
		1,582,466
Equity Real Estate Investment Trusts–8.92%
American Campus Communities	73,427	2,564,071
Brixmor Property Group	157,515	1,841,350
Camden Property Trust	52,042	4,630,697
CoreSite Realty	22,805	2,711,058
Corporate Office Properties Trust	60,245	1,429,011
Cousins Properties	78,981	2,258,067
CyrusOne	62,216	4,356,987
Douglas Emmett	87,657	2,200,191
EastGroup Properties	20,842	2,695,496
EPR Properties	39,479	1,085,673
First Industrial Realty Trust	67,892	2,702,102
GEO Group	65,213	739,515
Healthcare Realty Trust	71,717	2,160,116
Highwoods Properties	55,198	1,852,997
Hudson Pacific Properties	81,447	1,786,133
JBG SMITH Properties	60,327	1,613,144
Kilroy Realty	56,024	2,911,007
Lamar Advertising Class A	46,091	3,049,841
Life Storage	24,957	2,627,223
Macerich	58,522	397,364
Medical Properties Trust	282,490	4,980,299
National Retail Properties	91,834	3,169,191
Omega Healthcare Investors	121,314	3,632,141
Park Hotels & Resorts	124,932	1,248,071
Pebblebrook Hotel Trust	70,274	880,533
Physicians Realty Trust	111,536	1,997,610
PotlatchDeltic	35,951	1,513,537
PS Business Parks	10,742	1,314,713
Rayonier	72,484	1,916,477
Rexford Industrial Realty	65,497	2,997,143
Sabra Health Care REIT	109,154	1,504,688
Service Properties Trust	88,469	703,329
Spirit Realty Capital	54,705	1,846,294
STORE Capital	121,915	3,344,128
†Taubman Centers	33,100	1,101,899
Urban Edge Properties	59,470	578,048
Weingarten Realty Investors	64,708	1,097,448
		79,437,592
Food & Staples Retailing–1.08%
†BJ's Wholesale Club Holdings	73,836	3,067,886
Casey's General Stores	19,648	3,490,467
†Grocery Outlet Holding	44,723	1,758,508
†Sprouts Farmers Market	63,277	1,324,388
		9,641,249
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products–2.00%
†Darling Ingredients	86,666	$ 3,122,576
Flowers Foods	105,478	2,566,280
†Hain Celestial Group	44,795	1,536,468
Ingredion	35,750	2,705,560
Lancaster Colony	10,374	1,854,871
†Pilgrim's Pride	25,441	380,725
†Post Holdings	33,709	2,898,974
Sanderson Farms	10,494	1,237,977
Tootsie Roll Industries	8,930	275,937
†TreeHouse Foods	29,900	1,211,847
		17,791,215
Gas Utilities–1.38%
National Fuel Gas	48,021	1,949,172
New Jersey Resources	50,792	1,372,400
ONE Gas	28,089	1,938,422
Southwest Gas Holdings	29,976	1,891,486
Spire	27,180	1,445,976
UGI	111,343	3,672,092
		12,269,548
Health Care Equipment & Supplies–3.31%
†Avanos Medical	25,629	851,395
Cantel Medical	19,903	874,538
†Globus Medical Class A	40,224	1,991,892
†Haemonetics	26,794	2,337,776
Hill-Rom Holdings	35,535	2,967,528
†ICU Medical	10,294	1,881,331
†Integra LifeSciences Holdings	37,389	1,765,509
†LivaNova	25,736	1,163,525
†Masimo	27,016	6,377,397
†NuVasive	27,194	1,320,813
†Penumbra	17,958	3,490,676
†Quidel	20,405	4,476,449
		29,498,829
Health Care Providers & Services–3.11%
†Acadia Healthcare	47,771	1,408,289
†Amedisys	17,280	4,085,511
Chemed	8,481	4,073,848
Encompass Health	53,083	3,449,333
†HealthEquity	40,546	2,082,848
†LHC Group	16,855	3,582,699
†MEDNAX	45,876	746,861
†Molina Healthcare	31,646	5,792,484
Patterson	46,334	1,116,881
†Tenet Healthcare	55,588	1,362,462
		27,701,216
Hotels, Restaurants & Leisure–4.37%
Boyd Gaming	43,024	1,320,407
†Caesars Entertainment	106,405	5,965,064
Choice Hotels International	15,502	1,332,552

LVIP SSGA Mid-Cap Index Fund–3

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Churchill Downs	18,877	$ 3,092,430
Cracker Barrel Old Country Store	12,707	1,456,985
Dunkin' Brands Group	43,846	3,591,426
Jack in the Box	12,183	966,234
Marriott Vacations Worldwide	22,012	1,998,910
Papa John's International	17,577	1,446,236
†Penn National Gaming	76,904	5,590,921
†Scientific Games Class A	29,119	1,016,544
Six Flags Entertainment	39,811	808,163
Texas Roadhouse	34,746	2,112,209
Wendy's	94,682	2,110,935
Wingstop	15,900	2,172,735
Wyndham Destinations	45,716	1,406,224
Wyndham Hotels & Resorts	49,672	2,508,436
		38,896,411
Household Durables–1.76%
†Helen of Troy	13,471	2,606,908
KB Home	47,307	1,816,116
†Taylor Morrison Home	68,811	1,692,062
†Tempur Sealy International	25,710	2,293,075
Toll Brothers	61,061	2,971,228
†TopBuild	17,593	3,002,949
†TRI Pointe Group	70,027	1,270,290
		15,652,628
Household Products–0.14%
Energizer Holdings	31,377	1,228,096
		1,228,096
Industrial Conglomerates–0.40%
Carlisle	29,229	3,576,753
		3,576,753
Insurance–4.43%
Alleghany	7,645	3,978,840
American Financial Group	38,394	2,571,630
†Brighthouse Financial	49,787	1,339,768
Brown & Brown	125,347	5,674,459
CNO Financial Group	75,042	1,203,674
First American Financial	59,488	3,028,534
†Genworth Financial Class A	270,476	906,095
Hanover Insurance Group	20,188	1,881,118
Kemper	32,720	2,186,678
Mercury General	13,961	577,566
Old Republic International	150,219	2,214,228
Primerica	21,160	2,394,042
Reinsurance Group of America	36,325	3,457,777
RenaissanceRe Holdings	27,383	4,647,990
RLI	20,996	1,757,995
Selective Insurance Group	31,704	1,632,439
		39,452,833
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services–0.19%
TripAdvisor	50,809	$ 995,348
†Yelp	35,157	706,304
		1,701,652
Internet & Direct Marketing Retail–0.40%
†GrubHub	49,106	3,551,837
		3,551,837
IT Services–2.01%
Alliance Data Systems	25,619	1,075,486
†CACI International Class A	13,392	2,854,639
KBR	75,586	1,690,103
†LiveRamp Holdings	34,704	1,796,626
MAXIMUS	32,707	2,237,486
Perspecta	73,313	1,425,938
Sabre	167,111	1,087,892
Science Applications International	31,154	2,443,097
†WEX	23,458	3,259,958
		17,871,225
Leisure Products–0.85%
Brunswick	42,218	2,487,062
†Mattel	184,338	2,156,755
Polaris	30,731	2,899,163
		7,542,980
Life Sciences Tools & Services–2.47%
Bio-Techne	20,526	5,084,906
†Charles River Laboratories International	26,554	6,013,153
†Medpace Holdings	14,600	1,631,550
†PRA Health Sciences	33,977	3,446,627
†Repligen	26,144	3,857,286
†Syneos Health	37,313	1,983,559
		22,017,081
Machinery–4.80%
AGCO	32,952	2,447,345
†Colfax	53,921	1,690,963
Crane	26,465	1,326,690
Donaldson	67,344	3,126,109
Graco	89,048	5,463,095
ITT	46,064	2,720,079
Kennametal	44,533	1,288,785
Lincoln Electric Holdings	31,702	2,917,852
†Middleby	29,665	2,661,247
Nordson	28,839	5,531,897
Oshkosh	36,330	2,670,255
Terex	37,443	724,896
Timken	35,902	1,946,606
Toro	57,373	4,816,463
Trinity Industries	47,021	916,910

LVIP SSGA Mid-Cap Index Fund–4

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Woodward	31,048	$ 2,488,808
		42,738,000
Marine–0.13%
†Kirby	32,284	1,167,712
		1,167,712
Media–1.28%
†AMC Networks Class A	21,759	537,665
Cable One	2,885	5,439,465
John Wiley & Sons Class A	23,476	744,424
New York Times Class A	77,057	3,297,269
TEGNA	117,405	1,379,509
		11,398,332
Metals & Mining–1.66%
Commercial Metals	64,008	1,278,880
Compass Minerals International	18,230	1,081,950
Reliance Steel & Aluminum	33,990	3,468,340
Royal Gold	35,046	4,211,478
Steel Dynamics	106,911	3,060,862
United States Steel	118,395	869,019
Worthington Industries	19,023	775,758
		14,746,287
Multiline Retail–0.55%
Kohl's	84,500	1,565,785
Nordstrom	58,231	694,113
†Ollie's Bargain Outlet Holdings	30,179	2,636,136
		4,896,034
Multi-Utilities–0.62%
Black Hills	33,435	1,788,438
MDU Resources Group	106,986	2,407,185
NorthWestern	26,773	1,302,239
		5,497,862
Oil, Gas & Consumable Fuels–1.05%
Antero Midstream	151,127	811,552
Cimarex Energy	54,826	1,333,917
†CNX Resources	119,875	1,131,620
EQT	135,770	1,755,506
Equitrans Midstream	216,011	1,827,453
Murphy Oil	78,510	700,309
World Fuel Services	34,016	720,799
†WPX Energy	213,685	1,047,056
		9,328,212
Paper & Forest Products–0.29%
Domtar	29,679	779,667
Louisiana-Pacific	59,617	1,759,298
		2,538,965
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Products–0.29%
Coty Class A	153,800	$ 415,260
†Edgewell Personal Care	29,218	814,598
Nu Skin Enterprises Class A	27,522	1,378,577
		2,608,435
Pharmaceuticals–0.76%
†Jazz Pharmaceuticals	29,600	4,220,664
†Nektar Therapeutics	94,548	1,568,552
†Prestige Consumer Healthcare	26,879	978,933
		6,768,149
Professional Services–1.15%
†ASGN	27,894	1,772,943
CoreLogic	42,383	2,868,058
†FTI Consulting	19,437	2,059,739
Insperity	19,113	1,251,710
ManpowerGroup	30,853	2,262,450
		10,214,900
Real Estate Management & Development–0.30%
†Jones Lang LaSalle	27,558	2,636,198
		2,636,198
Road & Rail–0.96%
†Avis Budget Group	27,159	714,825
Knight-Swift Transportation Holdings	67,375	2,742,162
Landstar System	20,478	2,569,784
Ryder System	28,470	1,202,573
Werner Enterprises	30,793	1,292,998
		8,522,342
Semiconductors & Semiconductor Equipment–4.73%
†Cirrus Logic	31,009	2,091,557
CMC Materials	15,451	2,206,557
†Cree	58,362	3,719,994
†Enphase Energy	67,344	5,561,941
†First Solar	45,203	2,992,439
MKS Instruments	29,296	3,200,002
Monolithic Power Systems	22,541	6,302,689
†Semtech	34,615	1,833,210
†Silicon Laboratories	23,225	2,272,566
†SolarEdge Technologies	26,727	6,370,381
†Synaptics	18,059	1,452,305
Universal Display	22,947	4,147,441
		42,151,082
Software–3.93%
†ACI Worldwide	61,543	1,608,119
Blackbaud	26,325	1,469,725
CDK Global	64,869	2,827,640
†Ceridian HCM Holding	69,320	5,729,298
†CommVault Systems	24,913	1,016,450

LVIP SSGA Mid-Cap Index Fund–5

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Fair Isaac	15,459	$ 6,575,949
†J2 Global	24,072	1,666,264
†Manhattan Associates	33,902	3,237,302
†Paylocity Holding	19,896	3,211,612
†PTC	55,850	4,619,912
†Qualys	17,980	1,762,220
†Teradata	57,516	1,305,613
		35,030,104
Specialty Retail–2.84%
Aaron's	35,909	2,034,245
†American Eagle Outfitters	78,822	1,167,354
†AutoNation	31,364	1,660,097
Dick's Sporting Goods	34,620	2,003,806
†Five Below	29,870	3,793,490
Foot Locker	55,362	1,828,607
Lithia Motors Class A	11,993	2,733,684
†Murphy USA	14,575	1,869,535
†RH	8,255	3,158,528
†Sally Beauty Holdings	60,631	526,883
†Urban Outfitters	36,089	751,012
Williams-Sonoma	41,634	3,765,379
		25,292,620
Technology Hardware, Storage & Peripherals–0.17%
†NCR	67,782	1,500,694
		1,500,694
Textiles, Apparel & Luxury Goods–1.00%
Carter's	23,173	2,006,318
Columbia Sportswear	16,375	1,424,298
†Deckers Outdoor	14,947	3,288,490
†Skechers USA Class A	72,401	2,187,958
		8,907,064
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance–0.57%
Essent Group	60,310	$ 2,232,073
New York Community Bancorp	246,622	2,039,564
Washington Federal	40,691	848,814
		5,120,451
Trading Companies & Distributors–0.93%
GATX	18,487	1,178,546
MSC Industrial Direct Class A	24,109	1,525,617
†Univar Solutions	90,643	1,530,054
Watsco	17,502	4,076,041
		8,310,258
Water Utilities–0.54%
Essential Utilities	119,167	4,796,472
		4,796,472
Wireless Telecommunication Services–0.11%
Telephone & Data Systems	52,419	966,606
		966,606
Total Common Stock (Cost $742,516,604)		881,470,682

MONEY MARKET FUND–0.88%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.02%)	7,866,116	7,866,116
Total Money Market Fund (Cost $7,866,116)		7,866,116

TOTAL INVESTMENTS–99.86% (Cost $750,382,720)	889,336,798
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.14%	1,249,239
NET ASSETS APPLICABLE TO 83,900,521 SHARES OUTSTANDING–100.00%	$890,586,037

† Non-income producing.
LVIP SSGA Mid-Cap Index Fund–6

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2020:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
51	E-mini S&P MidCap 400 Index	$9,465,090	$9,436,139	12/18/20	$28,951	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2020.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes.
LVIP SSGA Mid-Cap Index Fund–7

LVIP SSGA Mid-Cap Index Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Mid-Cap Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$881,470,682	$—	$—	$881,470,682
Money Market Fund	7,866,116	—	—	7,866,116
Total Investments	$889,336,798	$—	$—	$889,336,798
Derivatives:

Assets:
Futures Contract	$28,951	$—	$—	$28,951
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Mid-Cap Index Fund–8

LVIP SSGA Mid-Cap Index Fund
Notes (continued)
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP SSGA Mid-Cap Index Fund–9